SCHEDULE OF INVESTMENTS IN JOINT VENTURE (Details)	12 Months Ended
Dec. 31, 2022
Ease Global Limited [Member]
Equity method investment, issued shares held/paid-up capital	Issued shares of US$100
Equity method investment, place of registration and business	BVI
Equity method investment, ownership percentage	30.00%
Equity method investment voting power percentage	50.00%
Equity method investment profit sharing percentage	30.00%
Equity method investment, description of principal activity	Trading business
Graphex MichiganI LLC [Member]
Equity method investment, issued shares held/paid-up capital	90 JV units
Equity method investment, place of registration and business	US
Equity method investment, ownership percentage	33.00%
Equity method investment voting power percentage	33.00%
Equity method investment profit sharing percentage	33.00%
Equity method investment, description of principal activity	Develop and operate an anode material processing facility in the US